CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 2,091,757	$ 301,280	¥ 1,942,113	¥ 1,834,422
Operating cost and expenses
Compensation and benefits	1,156,381	166,556	1,050,077	1,003,061
Health management costs	74,476	10,727	4,287
Share-based compensation expense	5,207	750	7,340	21,947
Sales and marketing expenses	318,465	45,869	311,773	326,879
General and administrative expenses	302,221	43,530	241,946	200,929
Impairment loss on goodwill	35,412	5,100	0	0
Impairment loss on intangible assets	2,210	318	0	0
Total operating cost and expenses	1,894,372	272,850	1,615,423	1,552,816
Income from operations	197,385	28,430	326,690	281,606
Other income/(expenses)
Interest income, net	1,348	194	1,498	1,537
Other income/(expenses), net	(7,083)	(1,020)	(3,741)	12,608
Total other income/(expenses), net	(5,735)	(826)	(2,243)	14,145
Income before income tax expense	191,650	27,604	324,447	295,751
Income tax expense	(71,380)	(10,281)	(88,578)	(88,094)
Net income	120,270	17,323	235,869	207,657
Less: net loss attributable to non-controlling interests	(9,611)	(1,384)
Net income attributable to shareholders of Hywin Holdings Ltd.	129,881	18,707	235,869	207,657
Foreign currency translation gain	8,222	1,184	4,177	10,542
Comprehensive Income	128,492	18,507	240,046	218,199
Less: Comprehensive Loss attributable to non-controlling interests	(9,611)	(1,384)
Comprehensive Income attributable to shareholders of Hywin Holdings Ltd.	¥ 138,103	$ 19,891	¥ 240,046	¥ 218,199
Earnings per share
Earnings per share - Basic | (per share)	¥ 2.32	$ 0.33	¥ 4.21	¥ 4.03
Earnings per share - diluted | (per share)	¥ 2.24	$ 0.32	¥ 4.07	¥ 3.88
Weighted average number outstanding:
Weighted average number outstanding - Basic	56,000	56,000	56,000	51,528
Weighted average number outstanding - Diluted	57,972	57,972	57,980	53,520
Wealth management [Member]
Net revenues
Total net revenues	¥ 1,949,410	$ 280,777	¥ 1,899,573	¥ 1,795,552
Assets Management
Net revenues
Total net revenues	32,562	4,690	19,476	14,942
Health Management [Member]
Net revenues
Total net revenues	86,464	12,454	422
Product and Service, Other [Member]
Net revenues
Total net revenues	¥ 23,321	$ 3,359	¥ 22,642	¥ 23,928
Ordinary shares
Earnings per share
Earnings per share - Basic | (per share)	¥ 2.32	$ 0.33	¥ 4.21	¥ 4.03
Earnings per share - diluted | (per share)	¥ 2.24	$ 0.32	¥ 4.07	¥ 3.88
Weighted average number outstanding:
Weighted average number outstanding - Basic	56,000,000	56,000,000	56,000,000	51,578,082
Weighted average number outstanding - Diluted	57,972,472	57,972,472	57,979,504	53,547,163
ADS
Earnings per share
Earnings per share - Basic | (per share)	¥ 4.64	$ 0.67	¥ 8.42	¥ 8.05
Earnings per share - diluted | (per share)	¥ 4.48	$ 0.65	¥ 8.14	¥ 7.76
Weighted average number outstanding:
Weighted average number outstanding - Basic	28,000,000	28,000,000	28,000,000	25,789,041
Weighted average number outstanding - Diluted	28,986,236	28,986,236	28,989,752	26,773,582
Third parties
Net revenues
Total net revenues	¥ 2,090,078	$ 301,039	¥ 1,937,614	¥ 1,831,278
Third parties | Wealth management [Member]
Net revenues
Total net revenues	1,947,731	280,536	1,895,074	1,792,408
Third parties | Assets Management
Net revenues
Total net revenues	32,562	4,690	19,476	14,942
Third parties | Health Management [Member]
Net revenues
Total net revenues	86,464	12,454	422
Third parties | Product and Service, Other [Member]
Net revenues
Total net revenues	23,321	3,359	22,642	23,928
Related parties
Net revenues
Total net revenues	1,679	241	4,499	3,144
Related parties | Wealth management [Member]
Net revenues
Total net revenues	¥ 1,679	$ 241	¥ 4,499	¥ 3,144